Financial Instruments And Risk Management (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments And Risk Management [Line Items]
Unrealized losses included in accumulated other comprehensive loss		13,000
Hypothetical Percentage of strengthening and weakening of currency	10.00%
Change in average interest rate	10.00%
Short-term lines of credit, amount	289,528,000
Line of credit facility, maturity date	31 July 2015
Lines of credit amount outstanding	40,680,000
Line of credit facility amount undrawn	248,848,000
ASMPT [Member]
Financial Instruments And Risk Management [Line Items]
Line of credit facility amount undrawn	92,262,000
ASM [Member]
Financial Instruments And Risk Management [Line Items]
Short-term lines of credit, amount	150,000,000
Line of credit facility amount undrawn	6,587,000
Single Customer [Member]
Financial Instruments And Risk Management [Line Items]
Percentage of revenue on net sales	6.40%	5.20%	9.10%
Percentage of outstanding balance in accounts receivable	4.50%	6.00%	7.80%
Ten Largest Customers [Member]
Financial Instruments And Risk Management [Line Items]
Percentage of revenue on net sales	27.90%	27.90%	32.90%
Convertible Subordinated Notes Due On December 2011 [Member]
Financial Instruments And Risk Management [Line Items]
Debt Instrument, Face Amount	150,000,000
Convertible Subordinated Notes Due On November 2014 [Member]
Financial Instruments And Risk Management [Line Items]
Maturity date of subordinate debt	November 2014
Long-term debt	19,651,000
Other borrowings	40,680,000